Federal Home Loan Bank Advances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Federal Home Loan Banks [Abstract]
Summary of FHLB Advances Including Acquisition Accounting Adjustments Along with Weighted Average Costs and Scheduled Maturities

The following table summarizes the FHLB advances as of September 30, 2017 and December 31, 2016, which include acquisition accounting adjustments of $72,000 and $228,000, respectively, along with weighted average costs and scheduled maturities:

	September 30,	December 31,
	2017	2016
Federal Home Loan Bank advances	$234,559	$313,715
Weighted average cost	1.32%	0.73%

Scheduled Maturities
2017	$225,000
2018	9,559
Total	$234,559

        The following table summarizes the FHLB advances, including acquisition accounting adjustments of $228,000 as of December 31, 2016 and no acquisition accounting adjustments as of December 31, 2015, along with weighted average costs and scheduled maturities:

	2016	2015
Federal Home Loan advances	$313,715	$38,000
Weighted average cost	0.73%	0.16%

Scheduled Maturities
2017	$304,000
2018	9,715

Total	$313,715